Consolidated statement of financial position - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 20,110,000	€ 20,110,000
Goodwill	8,612,000	8,612,000
Property, plant and equipment	503,000	619,000
Right-of-use assets	1,083,000	1,373,000
Other financial assets	11,000	12,000
Other non-current assets	2,150,000	1,787,000
Total non-current assets	32,469,000	32,513,000
Current assets
Other current assets	4,723,000	2,386,000
Current financial investments	30,096,000
Cash and cash equivalents	86,418,000	171,459,000
Total current assets	121,237,000	173,845,000
Total assets	153,706,000	206,358,000
Equity
Share capital	223,072,000	223,072,000
Share premium reserve	76,634,000	76,634,000
Retained earnings	(181,714,000)	(119,181,000)
Share-based payment reserves	13,877,000	8,522,000
Other reserves	(967,000)	(966,000)
Equity attributable to the owners of the parent	130,902,000	188,081,000
Total equity	130,902,000	188,081,000
Non-current liabilities
Non-current lease liabilities	1,005,000	1,272,000
Non-current contingent consideration	3,210,000	7,879,000
Total non-current liabilities	4,215,000	9,151,000
Current liabilities
Current lease liabilities	249,000	273,000
Current contingent consideration	6,526,000
Trade and other payables	10,266,000	8,052,000
Deferred income and accrued charges	1,548,000	801,000
Total current liabilities	18,589,000	9,126,000
Total liabilities	22,804,000	18,277,000
Total equity and liabilities	€ 153,706,000	€ 206,358,000